Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	$ 156.6
Middle market loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	111.7
Equity securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	2.7
Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	279.5
Balance at the beginning of the period	4.6	$ 86.6
Balance at the end of the period		4.6
Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	156.4
Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	111.7
Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	8.7
Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses)	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the end of the year	2.7
Assets | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	301.5
Settlements and sales	(23.9)
Increase (decrease) in fair value included in net income	1.8
Balance at the end of the year		0.0
Assets | Recurring | Commercial mortgage loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	174.7
Settlements and sales	(20.1)
Increase (decrease) in fair value included in net income	1.7
Balance at the end of the year		0.0
Assets | Recurring | Middle market loans | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	115.5
Settlements and sales	(3.8)
Increase (decrease) in fair value included in net income	0.1
Balance at the end of the year		0.0
Assets | Recurring | Asset-backed | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	8.7
Settlements and sales	0.0
Increase (decrease) in fair value included in net income	0.0
Balance at the end of the year		0.0
Assets | Recurring | Equity securities | Level 3
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the year	0.0
Purchases and issuances	2.7
Settlements and sales	0.0
Increase (decrease) in fair value included in net income	0.0
Balance at the end of the year		0.0
Liability | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses), liability	0.0	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the period	4.6
Liability purchases	0.0	0.0
Liability sales	(7.7)	(86.4)
Liability, increase (decrease) in fv included in net income	3.1	4.4
Balance at the end of the period	0.0	4.6
Liability | Silverton | Recurring | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized investment gains (losses), liability	0.0
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Balance at the beginning of the period	4.6	86.6
Liability purchases	0.0	0.0
Liability sales	(7.7)	(86.4)
Liability, increase (decrease) in fv included in net income	3.1	4.4
Balance at the end of the period	$ 0.0	$ 4.6